Accrued Expenses and Other Current Liabilities (Details) - Hangzhou Shunxing [Member]	Dec. 29, 2025 USD ($)
Debt Instrument [Line Items]
Principal amount	$ 1,000,000
Interest rate	1.20%
Loan agreement term	1 month